Basis of Presentation and Summary of Significant Accounting Policies (Details) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 21, 2020	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash		$ 42,928		$ 42,928		$ 252,601	$ 16,110
Working Capital		112,000		112,000		318,000
Tax obligations that may be paid using investment income earned in Trust Account		8,000		8,000		115,000
Working capital loan						1,500,000
Working Capital Loans Outstanding		0		0		0
Cash equivalents		0		$ 0		$ 0	0
Maturity term of U.S. government securities				185 days		185 days
Federal Depository Insurance Coverage		250,000		$ 250,000		$ 250,000
Unrecognized tax benefits		$ 0		$ 0		$ 0	$ 0
Effective tax rate		1.70%	0.00%	0.86%	0.00%	0.00%
Statutory Federal income tax rate		21.00%	21.00%	21.00%	21.00%	21.00%
Sponsor
Consideration received				$ 25,000		$ 25,000
Maximum borrowing capacity of related party promissory note		$ 300,000		300,000		$ 300,000
Working capital loan		$ 1,500,000		$ 1,500,000
Class A Common Stock Subject to Redemption
Temporary equity, shares outstanding		34,500,000		34,500,000		34,500,000	0
Class B Common Stock | Sponsor
Consideration received	$ 25,000